CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' DEFICIENCY - USD ($)		6 Months Ended		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Increase (Decrease) in Shareholders' Deficiency
Balance, beginning of period		$ (34,777,000)	$ (8,429,000)	$ (8,429,000)		$ (193,000)		$ 1,861,000	[1]
Issuance of ordinary shares and warrants to ordinary shares		35,170,000						5,250,000
Issuance of ordinary shares upon exercise of share options			21,000	111,000		20,000	[1]
Exercise of warrants to ordinary shares						30,000		1,560,000
Share-based compensation		3,445,000	264,000	812,000		596,000		546,000
Net loss		(27,743,000)	(18,693,000)	(27,271,000)	[1]	(8,882,000)		(8,367,000)
Less: net loss attributable to noncontrolling interests								(97,000)
Net loss		27,743,000	18,693,000	(27,271,000)		(8,882,000)		(8,464,000)
Acquisition of non-controlling interests								(946,000)
Balance, ending of period		108,268,000	(26,837,000)	(34,777,000)		(8,429,000)		(193,000)
Convertible Preferred Shares | Convertible Preferred Shares
Increase (Decrease) in Shareholders' Deficiency
Balance, beginning of period		$ 53,964,000	$ 53,964,000	$ 53,964,000		$ 25,238,000		$ 25,238,000	[1]
Balance, beginning of period (in shares)		13,739,186	13,739,186	13,739,186		7,229,885		7,229,885	[1]
Issuance of series B Preferred shares, net						$ 28,726,000
Issuance of series B Preferred shares, net (in shares)						6,509,301
Balance, ending of period				$ 53,964,000		$ 53,964,000		$ 25,238,000
Balance, beginning of period (in shares)				13,739,186		13,739,186		7,229,885
Ordinary Common Shares
Increase (Decrease) in Shareholders' Deficiency
Issuance of ordinary shares upon exercise of share options (in shares)	[2]		4,808
Net loss			$ 0
Ordinary Common Shares | Class A Common Shares
Increase (Decrease) in Shareholders' Deficiency
Balance, beginning of period (in shares)		40,528,913	40,433,578	40,433,578		39,804,163		33,185,538	[1]
Issuance of ordinary shares and warrants to ordinary shares (in shares)								1,302,132
Issuance of ordinary shares upon exercise of share options (in shares)				86,282		4,970	[1]
Exercise of warrants to ordinary shares (in shares)				9,053	[3]	624,445		5,316,493
Balance, beginning of period (in shares)				40,528,913		40,433,578		39,804,163
Additional Paid-in Capital
Increase (Decrease) in Shareholders' Deficiency
Balance, beginning of period		$ 18,063,000	$ 17,140,000	$ 17,140,000		$ 16,494,000		$ 9,330,000	[1]
Issuance of ordinary shares and warrants to ordinary shares		35,170,000						5,250,000
Issuance of ordinary shares upon exercise of share options			21,000	111,000		20,000	[1]
Exercise of warrants to ordinary shares						30,000		1,560,000
Share-based compensation		3,445,000	264,000	812,000		596,000		546,000
Net loss			0
Acquisition of non-controlling interests								(192,000)
Balance, ending of period		188,851,000	17,425,000	18,063,000		17,140,000		16,494,000
Accumulated Deficit
Increase (Decrease) in Shareholders' Deficiency
Balance, beginning of period		(52,840,000)	(25,569,000)	(25,569,000)		(16,687,000)		(8,320,000)	[1]
Net loss		(27,743,000)	(18,693,000)	(27,271,000)	[1]	(8,882,000)		(8,367,000)
Balance, ending of period		$ (80,583,000)	$ (44,262,000)	$ (52,840,000)		$ (25,569,000)		(16,687,000)
Non-Controlling Interest
Increase (Decrease) in Shareholders' Deficiency
Balance, beginning of period	[1]							851,000
Less: net loss attributable to noncontrolling interests								(97,000)
Acquisition of non-controlling interests								$ (754,000)

[1]	Prior period results have been retroactively adjusted to reflect the 1: 0.905292 stock split effected on March 7, 2022. See also note 10, Shareholders’ Deficiency, for details.
[2]	Prior period results have been retroactively adjusted to reflect the 1: 0.905292 stock split effected on March 7, 2022. See also note 4, shareholders’ equity (deficiency), for details.
[3]	Net of issuance costs of $35.